Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ (2,519)	R$ 153	R$ (3,027)
Write-offs of accounts receivable	953		R$ 487
Trade receivables [member]
Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 4,145	R$ 2,272